Fair Value (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value (Textual) [Abstract]
Outstanding balance	$ 36,000	$ 624,000
Impairment of Real Estate	10,000	176,000
Mortgage Servicing Rights At Fair Value	145,000	173,000
Mortgage Servicing Rights Outstanding Amount	231,000	264,000
Mortgage Servicing Rights, Valuation Allowance	86,000	91,000
Mortgage Servicing Rights Provision	(5,000)	(15,000)
Fair Value (Additional Textual) [Abstract]
Impaired loans, collateral dependent	1,900,000	3,300,000
Valuation allowance, impaired loans	945,000	886,000
Additional provision for loan losses impaired loan	$ 764,000	$ 87,000
Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Discount rate	10.03%	10.00%
Default rate approximately	0.50%	0.50%
Maximum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	22.14%	23.94%
Minimum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	6.90%	8.76%